FROST BROWN TODD LLC
                                 2200 PNC Center
                               201 E. Fifth Street
                           Cincinnati, Ohio 45202-4182
KAREN M. MCLAUGHLIN               (513) 651-6800
kmclaughlin@fbtlaw.com       Facsimile (513) 651-6981
(513) 651-6199                www.frostbrowntodd.com            November 4, 2003






Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549

                     Re: IPC Funds File Nos. 333-03531 and 811-07585 Rule 497(j) Certification

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the IPC Funds (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 13) to the Fund's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

           If you have any questions or would like further information, please call me at (513) 651-6199 or Chelsea C. Green at (513) 651-6834.

                                                    Very truly yours,

                                                    /s/ Karen M. McLaughlin
                                                    -----------------------
                                                    Karen M. McLaughlin



                     OHIO o KENTUCKY o INDIANA o TENNESSEE



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